INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Inventories [Abstract]
Raw and packaging materials	$ 1,532	$ 1,576
Products in process	734	715
Finished products	2,502	2,567
Materials in transit and payments on account	172	195
Inventories	$ 4,940	$ 5,053